SHARE-BASED PAYMENTS - Summary of the activity for the options granted under the share award scheme (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
2013 Share Award Scheme
SHARE-BASED PAYMENTS
Number of options - Outstanding at beginning	27,868,420
Number of options - Granted	0
Number of options - Forfeited	(10,800,320)
Number of options - Exercised	0
Number of options - Outstanding at ending	17,068,100	27,868,420
Number of options - Vested and expected	17,068,100
Number of options - Exercisable	9,136,740
Weighted- average exercise price - Outstanding at beginning	$ 0.83
Weighted- average exercise price - Forfeited	0.87
Weighted- average exercise price - Outstanding at ending	0.87	$ 0.83
Weighted- average exercise price - Vested and expected	0.87
Weighted- average exercise price - Exercisable	0.87
Weighted- average grant- date fair value - Outstanding at beginning	0.31
Weighted- average grant- date fair value - Granted	0.31		$ 0.31
Weighted- average grant- date fair value - Forfeited	0.29
Weighted- average grant- date fair value - Outstanding at ending	0.31	$ 0.31
Weighted- average grant date fair value - Vested and expected	0.31
Weighted- average grant- date fair value - Exercisable	$ 0.31
Weighted- average remaining contractual term - Outstanding	6 years 11 months 19 days	7 years 11 months 26 days
Weighted- average remaining contractual term - Vested and expected	6 years 11 months 19 days
Weighted- average remaining contractual term - Exercisable	6 years 11 months 12 days
Aggregate intrinsic value - Outstanding		$ 6,169
2021 Share Award Scheme
SHARE-BASED PAYMENTS
Number of options - Granted	129,509,841
Number of options - Forfeited	(22,374,413)
Number of options - Exercised	(3,131,947)
Number of options - Outstanding at ending	104,003,481
Number of options - Vested and expected	104,003,481
Number of options - Exercisable	30,927,052
Weighted- average exercise price - Granted	$ 0.01
Weighted- average exercise price - Forfeited	0.01
Weighted- average exercise price - Exercised	0.01
Weighted- average exercise price - Outstanding at ending	0.01
Weighted- average exercise price - Vested and expected	0.01
Weighted- average exercise price - Exercisable	0.00
Weighted- average grant- date fair value - Granted	0.33
Weighted- average grant- date fair value - Forfeited	0.38
Weighted- average grant- date fair value - Exercised	0.40
Weighted- average grant- date fair value - Outstanding at ending	0.32
Weighted- average grant date fair value - Vested and expected	0.32
Weighted- average grant- date fair value - Exercisable	$ 0.25
Weighted- average remaining contractual term - Outstanding	9 years 5 months 8 days
Weighted- average remaining contractual term - Vested and expected	9 years 5 months 8 days
Weighted- average remaining contractual term - Exercisable	9 years 10 months 9 days
Aggregate intrinsic value - Outstanding	$ 25,786
Aggregate intrinsic value - Vested and expected	25,786
Aggregate intrinsic value - Exercisable	$ 7,858